Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of Changes in Shareholders' Equity
Cumulative translation adjustment, tax	$ 0	$ 0